Trade and other payables - Schedule of accrued liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of accrued liabilities [Abstract]
External research and development fees	$ 35,770	$ 55,670
Operational expenses	774,223	178,307
Professional and other fees	981,046	464,060
Accrued interest	409,193	409,193
Accrued liabilities	$ 2,200,232	$ 1,107,230